STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Municipal Bonds and Notes—100.0%
Alabama—1.4%
$230,000	AL Health Care Authority for
	Baptist Health of Alabama[1]	5.000% 11/15/2021		07/28/2019	A	$230,734
2,345,000	Birmingham-Jefferson, AL Civic
	Center Authority[1]	5.000	07/01/2035	07/01/2028	A	2,766,045
10,000	Lee County, AL Public Building
	Authority (DHR Building)[1]	4.375	09/01/2025	07/28/2019	A	10,024
						3,006,803

Arizona—4.6%
20,000	AZ Board of Regents COP
	(University of Arizona & Arizona
	State University BioMed)[1]	4.500	06/01/2031	07/28/2019	A	20,042
1,000,000	Glendale, AZ Transportation Excise
	Tax[1]	5.000	07/01/2029	07/01/2025	A	1,180,310
2,625,000	Maricopa County, AZ Pollution
	Control (Southern California
	Edison Co.)[1]	5.000	06/01/2035	06/01/2020	A	2,691,386
725,000	Navajo Nation, AZ1	5.500	12/01/2030	12/01/2025	A	817,836
250,000	Northern Arizona University[1]	5.000	06/01/2032	06/01/2025	A	291,322
1,000,000	Pima County, AZ IDA (American
	Leadership Academy)	4.750	06/15/2037	06/15/2022	A	1,025,160
75,000	Pima County, AZ IDA (Excalibur
	Charter School)	5.000	09/01/2026	06/09/2023	B	78,392
460,000	Tempe, AZ IDA (Mirabella at ASU)	4.000	10/01/2023	10/01/2020	A	465,120
900,000	Tempe, AZ IDA (Mirabella at ASU)	5.500	10/01/2027	04/26/2026	B	1,014,084
2,000,000	Westpark, AZ Community Facilities
	District	5.000	07/15/2032	07/15/2026	A	2,184,880
						9,768,532

California—13.5%
175,000	Adelanto, CA Public Utility
	Authority[1]	5.000	07/01/2027	07/01/2027		223,365
315,000	Adelanto, CA Public Utility
	Authority[1]	5.000	07/01/2028	07/01/2027	A	399,603
300,000	Adelanto, CA Public Utility
	Authority[1]	5.000	07/01/2029	07/01/2027	A	378,507
325,000	Adelanto, CA Public Utility
	Authority[1]	5.000	07/01/2030	07/01/2027	A	407,543
310,000	Adelanto, CA Public Utility
	Authority[1]	5.000	07/01/2031	07/01/2027	A	385,243
310,000	Adelanto, CA Public Utility
	Authority[1]	5.000	07/01/2032	07/01/2027	A	382,689
100,000	Atwater, CA Wastewater[1]	5.000	05/01/2033	05/01/2027	A	120,933
1,000,000	Beaumont, CA Financing
	Authority, Series B	5.000	09/01/2028	09/01/2023	A	1,108,270
2,250,000	CA County Tobacco Securitization
	Agency (TASC)[1]	6.000	06/01/2042	07/28/2019	A	2,270,565

1 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
California (Continued)
$420,000	CA Educational Facilities Authority
	(Chapman University)[1]	5.000% 04/01/2025		04/01/2021A	$446,872
5,000	CA GO1	6.000	08/01/2020	08/01/2019A	5,019
500,000	CA Health Facilities Financing
	Authority (Children's Hospital)[1]	5.000	11/01/2024	11/01/2021A	541,730
1,000,000	CA Municipal Finance Authority
	(Harbor Regional Center)[1]	5.000	11/01/2032	11/01/2025A	1,167,310
125,000	CA Public Works (California
	Community Colleges)[1]	5.500	06/01/2022	07/28/2019A	125,402
230,000	CA Statewide CDA (Bakersfield
	Reassessment District)[1]	5.000	09/02/2022	01/14/2021B	246,868
1,250,000	CA Statewide CDA (CHF-Irvine)[1]	5.000	05/15/2032	05/15/2026A	1,466,912
1,500,000	Chula Vista, CA Municipal
	Financing Authority[1]	5.000	09/01/2026	09/01/2025A	1,782,285
100,000	Compton, CA Community College
	District[1]	5.000	07/01/2019	07/01/2019	100,000
100,000	El Centro, CA Financing Authority
	(El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021A	109,170
500,000	El Dorado County, CA Special Tax
	Community Facilities District No.
	9288[1]	5.000	09/01/2024	09/01/2022A	554,485
995,000	Indio, CA Community Facilities
	District Special Tax	5.000	09/01/2035	09/01/2025A	1,108,768
500,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020A	520,155
500,000	Lodi, CA Public Financing
	Authority[1]	5.250	10/01/2026	04/01/2022A	545,050
250,000	Madera, CA Irrigation Financing
	Authority[1]	5.750	01/01/2026	01/01/2020A	255,800
1,595,000	Modesto, CA Irrigation District
	Financing Authority (Electric
	System)[1]	5.000	10/01/2028	10/01/2025A	1,937,877
100,000	Monrovia, CA Redevel. Agency
	Tax Allocation (Central Redevel.
	Project Area No. 1)	6.500	05/01/2026	05/01/2021A	109,681
500,000	Palomar, CA Health[1]	5.000	11/01/2031	11/01/2026A	575,920
495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022A	537,595
500,000	Riverside County, CA Community
	Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022A	540,465
250,000	Riverside County, CA Public
	Financing Authority[1]	5.000	05/01/2025	05/01/2022A	273,825
250,000	Riverside County, CA Public
	Financing Authority[1]	5.000	05/01/2026	05/01/2022A	273,387
1,375,000	Riverside County, CA Public
	Financing Authority[1]	5.000	10/01/2029	10/01/2025A	1,644,211
100,000	Riverside County, CA Redevel.
	Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020	105,498
400,000	Riverside, CA Improvement Bond
	Act 1915 (Riverwalk Assessment
	District)	5.250	09/02/2026	09/02/2019A	409,980

2 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$245,000	San Bernardino, CA Joint Powers
	Financing Authority[1]	5.750% 10/01/2019		10/01/2019		$247,639
350,000	San Bernardino, CA Joint Powers
	Financing Authority[1]	5.750	10/01/2020	10/01/2020		368,036
520,000	San Diego, CA Community
	Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	569,707
250,000	San Diego, CA Public Facilities
	Financing Authority[1]	5.000	08/01/2028	08/01/2022	A	278,808
1,010,000	San Gorgonio, CA Memorial
	Health Care District[1]	5.000	08/01/2025	08/01/2020	A	1,046,542
520,000	Santa Clarita, CA Community
	Facilities District (Valencia Town
	Center)	5.000	11/15/2022	11/15/2022		572,718
500,000	South Gate, CA Utility Authority[1]	5.250	10/01/2026	10/01/2022	A	558,950
2,080,000	South Tahoe, CA Joint Powers
	Financing Authority[1]	5.000	10/01/2028	10/01/2025	A	2,460,307
90,000	Vernon, CA Electric System[1]	5.125	08/01/2021	08/01/2019	A	90,320
40,000	Vernon, CA Electric System
	Prerefunded	5.125	08/01/2021	08/01/2019	A	40,126
100,000	Westlands, CA Water District[1]	5.000	09/01/2026	09/01/2022	A	110,537
20,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	22,081
80,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	89,462
1,045,000	William S. Hart CA Union High
	School District	5.000	09/01/2032	03/01/2025	A	1,178,603
						28,694,819

Colorado—0.8%
360,000	BNC, CO Metropolitan District
	No. 1[1]	5.000	12/01/2032	12/01/2027	A	429,376
525,000	Brighton Crossing, CO
	Metropolitan District No. 4	5.000	12/01/2037	12/01/2025	A	549,281
250,000	Interquest South, CO Business
	Improvement District	4.500	12/01/2030	11/03/2024	A	252,767
500,000	Plaza, CO Metropolitan District
	No. 1	5.000	12/01/2022	12/01/2022		539,290
						1,770,714

District of Columbia—0.1%
300,000	District of Columbia Student
	Dorm (Provident Group-Howard
	Properties)[1]	5.000	10/01/2030	10/01/2022	A	311,535

Florida—5.5%
500,000	FL Capital Trust Agency (Sarasota-
	Manatee Jewish Hsg. Council)	5.000	07/01/2032	07/01/2022	A	540,080
510,000	FL Capital Trust Agency (Viera
	Charter School)[1]	5.000	10/15/2037	10/15/2027	A	542,308
740,000	FL HFC (Homeowner Mtg.)[1,2]	3.650	07/01/2041	11/01/2020	A	758,367

3 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Florida (Continued)
$325,000	Halifax, FL Hospital Medical
	Center[1]	5.000% 06/01/2035		06/01/2025	A	$363,123
600,000	Lake Helen, FL Educational
	Facilities (Ivy Hawn Charter
	School)	5.000	07/15/2028	08/09/2025	B	636,006
1,000,000	Lee County, FL IDA (VOA Lee
	County Health Care Facility)	5.375	12/01/2032	12/01/2027	A	1,051,390
1,000,000	Miami, FL Special Obligation[1]	5.000	03/01/2030	03/01/2023	A	1,112,440
1,000,000	Miami-Dade County, FL Public
	Facilities (Jackson Health System)[1]	5.000	06/01/2033	06/01/2025	A	1,154,370
1,900,000	Miami-Dade County, FL School
	Board[1]	5.000	05/01/2032	05/01/2025	A	2,208,047
210,000	Mirabella, FL Community Devel.
	District	6.000	11/01/2026	02/22/2023	A	226,313
500,000	Orlando, FL Community Redevel.
	Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	540,170
1,500,000	Palm Beach County, FL HFA
	(ARLC/LVE/AT/ASCS/AMS
	Obligated Group)[1]	5.000	11/15/2032	11/15/2026	A	1,748,790
175,000	Pinellas County, FL Sewer[1]	5.000	10/01/2032	07/28/2019	A	175,497
120,000	South Lake County, FL Hospital
	District (South Lake Hospital)[1]	6.000	04/01/2029	07/28/2019	A	120,332
500,000	Tampa, FL Health System (Baycare
	Health System)[1]	5.000	11/15/2026	05/15/2022	A	549,175
						11,726,408

Georgia—1.9%
15,000	College Park, GA (Atlanta
	International Airport)[1]	4.500	01/01/2031	07/28/2019	A	15,035
1,100,000	DeKalb, GA Private Hospital
	Authority (CHAF/EAS/EPG/CASvcs/
	CSS/CHA/ECHEU/SRCMC
	Obligated Group)[1]	5.250	11/15/2039	11/15/2019	A	1,114,454
280,000	GA Environmental Loan
	Acquisition Corp. (Local Water
	Authority)[1]	5.125	03/15/2031	08/23/2025	B	280,000
40,000	GA Municipal Assoc. (Atlanta
	Detention Center)[1]	5.000	12/01/2023	07/28/2019	A	40,115
875,000	GA Municipal Electric Authority[1]	5.000	01/01/2032	01/01/2025	A	992,460
1,000,000	Houston County, GA Healthcare
	System[1]	5.000	10/01/2031	07/02/2023	A	1,098,130
500,000	Randolph County, GA GO1	5.000	04/01/2030	04/01/2022	A	540,105
						4,080,299

Illinois—5.1%
1,000,000	Chicago, IL Board of Education[1]	5.750	04/01/2035	04/01/2027	A	1,169,510
300,000	Chicago, IL Board of Education,
	Series 1992A1	6.000	01/01/2020	01/01/2020		305,007

4 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

	Principal				Effective
	Amount		Coupon	Maturity	Maturity*		Value
	Illinois (Continued)
	$3,000,000	Chicago, IL O'Hare International
		Airport[1]	5.000% 01/01/2031		01/01/2025	A	$3,451,980
	500,000	Cook County, IL Community
		College District No. 508 (City
		Colleges Chicago)[1]	5.250	12/01/2026	12/01/2023	A	543,650
	350,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	364,798
	175,000	Franklin Park, IL GO1	6.250	07/01/2030	07/01/2021	A	190,405
	1,000,000	IL Educational Facilities Authority
		(Robert Morris College)[1]	5.800	06/01/2030	07/28/2019	A	1,002,870
	2,000,000	IL Metropolitan Pier & Exposition
		Authority (McCormick Place
		Expansion)[1]	5.500	06/15/2029	12/11/2026	B	2,345,780
	30,000	Markham, IL GO1	5.250	01/01/2023	07/28/2019	A	30,068
	1,100,000	Stephenson County, IL School
		District No. 145 Freeport[1]	5.000	02/01/2031	02/01/2028	A	1,335,598
							10,739,666

	Indiana—0.4%
	200,000	Michigan City, IN Multifamily Hsg.
		(Silver Birch Project)	4.500	01/01/2026	08/17/2023	B	198,776
	710,000	Terre Haute, IN Multifamily Hsg.
		(Silver Birch of Terre Haute)	5.100	01/01/2032	05/29/2026	A	717,434
							916,210

Iowa	—0.2%
	125,000	IA Finance Authority Senior Hsg.
		(PHS Council Bluffs)	4.450	08/01/2028	05/26/2025	A	130,267
	250,000	IA Tobacco Settlement Authority
		(TASC)[1]	5.600	[3] 06/01/2034	07/28/2019	A	250,010
							380,277

	Kentucky—0.8%
	1,000,000	Fayette County, KY School District[1]	5.000	08/01/2031	08/01/2025	A	1,165,320
	100,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2033	07/28/2019	A	100,280
	100,000	KY Property & Building
		Commission[1]	5.000	05/01/2031	05/01/2028	A	121,796
	100,000	KY Property & Building
		Commission[1]	5.000	05/01/2032	05/01/2028	A	121,318
	100,000	KY Property & Building
		Commission[1]	5.000	05/01/2033	05/01/2028	A	120,947
	100,000	KY Property & Building
		Commission[1]	5.000	05/01/2034	05/01/2028	A	120,494
							1,750,155

	Louisiana—3.6%
	1,405,000	LA Public Facilities Authority
		(Nineteenth Judicial District Court
		Building)[1]	5.000	06/01/2036	06/01/2025	A	1,613,249

5 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Louisiana (Continued)
$2,545,000	LA Public Facilities Authority
	(Ochsner Clinic Foundation)[1]	5.000% 05/15/2034		05/15/2026	A	$2,928,405
250,000	LA Public Facilities Authority
	(Roman Catholic Church of the
	Archdiocese of New Orleans)[1]	5.000	07/01/2028	07/01/2027	A	292,415
400,000	LA Public Facilities Authority
	(Roman Catholic Church of the
	Archdiocese of New Orleans)	5.000	07/01/2029	07/01/2027	A	465,044
500,000	LA Public Facilities Authority
	(Roman Catholic Church of the
	Archdiocese of New Orleans)[1]	5.000	07/01/2030	07/01/2027	A	577,805
200,000	New Orleans, LA Aviation Board
	(Parking Facilities)[1]	5.000	10/01/2032	10/01/2028	A	241,884
135,000	New Orleans, LA Aviation Board
	(Parking Facilities)[1]	5.000	10/01/2033	10/01/2028	A	162,605
100,000	New Orleans, LA Aviation Board
	(Parking Facilities)[1]	5.000	10/01/2034	10/01/2028	A	119,884
100,000	New Orleans, LA Aviation Board
	(Parking Facilities)[1]	5.000	10/01/2034	10/01/2028	A	119,884
220,000	New Orleans, LA Aviation Board
	(Parking Facilities)[1]	5.000	10/01/2036	10/01/2028	A	261,549
145,000	New Orleans, LA Aviation Board
	(Parking Facilities)[1]	5.000	10/01/2037	10/01/2028	A	171,790
100,000	New Orleans, LA Aviation Board
	(Parking Facilities)[1]	5.000	10/01/2038	10/01/2028	A	118,338
500,000	New Orleans, LA Sewage Service[1]	5.000	06/01/2026	06/01/2024	A	574,390
						7,647,242

Maryland—2.6%
175,000	Baltimore, MD Convention Center[1]	5.000	09/01/2019	07/28/2019	A	175,399
2,500,000	Baltimore, MD Water[1]	5.000	07/01/2033	01/01/2027	A	2,995,725
2,000,000	Gaithersburg, MD Economic
	Devel. (Asbury Maryland)[1]	5.000	01/01/2033	01/01/2024	A	2,269,600
						5,440,724

Massachusetts—0.6%
130,000	MA Devel. Finance Agency
	(Partners Healthcare System)	5.000	07/01/2031	07/01/2021	A	139,452
120,000	MA Devel. Finance Agency
	(Partners Healthcare System)[1]	5.000	07/01/2031	07/01/2021	A	128,049
700,000	MA H&EFA (Milford Regional
	Medical Center)[1]	5.000	07/15/2027	07/28/2019	A	706,398
200,000	MA H&EFA (Milford Regional
	Medical Center)[1]	5.000	07/15/2032	07/28/2019	A	201,808
						1,175,707

Michigan—2.7%
65,000	Charyl Stockwell Academy, MI
	Public School Academy	4.875	10/01/2023	11/04/2021	B	66,054

6 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Michigan (Continued)
$100,000	Grand Rapids, MI Building
	Authority[1]	5.000% 10/01/2028		07/28/2019	A	$100,285
1,000,000	MI Finance Authority (Detroit
	Water & Sewer)[1]	5.000	07/01/2026	07/01/2024	A	1,148,450
1,000,000	MI Finance Authority (Detroit
	Water & Sewer)[1]	5.000	07/01/2027	07/01/2024	A	1,155,720
750,000	MI Finance Authority (Detroit
	Water & Sewer)[1]	5.000	07/01/2029	07/01/2025	A	880,575
245,000	MI Finance Authority (Sparrow
	Health)[1]	5.000	11/15/2032	05/15/2025	A	282,436
1,805,000	Romulus, MI Tax Increment
	Financing Authority[1]	5.000	11/01/2026	05/07/2026	B	2,156,867
						5,790,387

Minnesota—2.1%
400,000	Dakota County, MN Community
	Devel. Agency (Sanctuary at West
	St. Paul)[2]	5.750	08/01/2030	08/11/2023	A	408,976
320,000	Duluth, MN Hsg. & Redevel.
	Authority (Public Schools
	Academy)[1]	4.250	11/01/2028	09/15/2026	A	344,765
205,000	Duluth, MN Hsg. & Redevel.
	Authority (Public Schools
	Academy)[1]	5.000	11/01/2033	11/01/2026	A	226,634
2,320,000	St. Paul, MN Hsg. & Redevel.
	Authority (Legends Berry Senior
	Apartments)	3.750 [4] 09/01/2021		03/01/2020	A	2,328,723
1,040,000	St. Paul, MN Hsg. & Redevel.
	Authority (Millberry Apartments)	3.750 [4] 03/01/2021		08/01/2019	A	1,040,416
						4,349,514

Mississippi—0.3%
545,000	Ridgeland, MS Tax Increment
	(Colony Park)[1]	5.875	04/01/2026	04/01/2021	A	573,313

Missouri—1.0%
15,000	Kansas City, MO IDA (Sales Tax)	4.250	04/01/2026	07/30/2023	B	15,497
5,000	MO Environmental Improvement
	& Energy Resources Authority[1]	5.000	01/01/2020	07/28/2019	A	5,015
65,000	MO Environmental Improvement
	& Energy Resources Authority[1]	5.125	01/01/2020	07/28/2019	A	65,196
40,000	MO Environmental Improvement
	& Energy Resources Authority[1]	5.500	07/01/2019	07/01/2019		40,000
805,000	Saint Charles County, MO IDA
	(Suemandy/Mid-Rivers Community
	Improvement District)	4.000	10/01/2028	10/01/2028		804,960

7 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Missouri (Continued)
$1,000,000	St. Louis, MO Municipal Finance
	Corp.[1]	5.000% 07/15/2030		07/15/2024	A	$1,152,520
						2,083,188

Nevada—0.0%
50,000	Las Vegas, NV Special
	Improvement District No. 607	5.000	06/01/2024	06/01/2024		54,557

New Hampshire—0.1%
250,000	NH H&EFA (Hillside Village)	3.500	07/01/2022	07/28/2019	A	250,245

New Jersey—8.2%
250,000	Atlantic City, NJ GO1	5.000	03/01/2032	03/01/2027	A	296,820
15,000	Burlington County, NJ Bridge
	Commission[1]	4.500	10/15/2022	07/28/2019	A	15,037
1,000,000	Casino Reinvestment Devel.
	Authority of NJ (Luxury Tax)[1]	5.000	11/01/2027	11/01/2024	A	1,126,660
1,000,000	NJ EDA[1]	5.000	06/15/2022	06/15/2022		1,089,600
2,000,000	NJ EDA[1]	5.000	06/15/2025	06/15/2025		2,306,900
120,000	NJ EDA (Newark Downtown
	District Management Corp.)[1]	5.125	06/15/2037	04/23/2030	B	140,906
250,000	NJ EDA (Provident Group-Rowan
	Properties)[1]	5.000	01/01/2030	01/01/2025	A	275,965
305,000	NJ EDA (School Facilities
	Construction)[1]	5.000	03/01/2026	03/01/2023	A	333,646
1,000,000	NJ Educational Facilities Authority
	(Higher Education)[1]	5.000	06/15/2026	06/15/2024	A	1,120,600
395,000	NJ Educational Facilities Authority
	(Rider University)[1]	5.000	07/01/2032	07/01/2027	A	452,184
415,000	NJ Educational Facilities Authority
	(Rider University)[1]	5.000	07/01/2033	07/01/2027	A	473,473
1,000,000	NJ Educational Facilities Authority
	(Rider University)[1]	5.000	07/01/2035	07/01/2027	A	1,132,510
50,000	NJ Higher Education Student
	Assistance Authority (Student
	Loans)[1]	5.000	12/01/2025	12/01/2019	A	50,712
2,755,000	NJ Tobacco Settlement Financing
	Corp.[1]	3.200	06/01/2027	07/11/2021	B	2,926,003
900,000	NJ Tobacco Settlement Financing
	Corp.[1]	5.000	06/01/2031	06/01/2028	A	1,078,272
335,000	NJ Tobacco Settlement Financing
	Corp.[1]	5.000	06/01/2032	06/01/2028	A	399,772
2,000,000	NJ Transportation Trust Fund
	Authority[1]	5.000	06/15/2023	06/15/2023		2,233,700
250,000	NJ Transportation Trust Fund
	Authority[1]	5.000	06/15/2027	06/15/2021	A	264,633
710,000	NJ Transportation Trust Fund
	Authority[1]	5.250	06/15/2030	06/15/2023	A	783,052

8 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
New Jersey (Continued)
$250,000	NJ Transportation Trust Fund
	Authority[1]	5.250% 06/15/2032		12/15/2024	A	$281,683
500,000	South Jersey, NJ Transportation
	Authority[1]	5.000	11/01/2028	11/01/2024	A	571,660
						17,353,788

New Mexico—0.3%
625,000	Farmington, NM Hospital (San
	Juan Regional Medical Center)[1]	5.000	06/01/2023	07/28/2019	A	626,987

New York—7.9%
500,000	Buffalo & Erie County, NY
	Industrial Land Devel. (Medaille
	College)[1]	5.000	10/01/2038	10/01/2028	A	541,520
1,000,000	L.I., NY Power Authority[1]	5.000	09/01/2029	09/01/2028	A	1,275,170
500,000	Nassau County, NY Tobacco
	Settlement Corp. (TASC)[1]	5.250 [3] 06/01/2026		06/01/2026		491,175
350,000	New Rochelle, NY Corp. Devel.
	(Iona College)[1]	5.000	07/01/2035	07/01/2025	A	393,158
280,000	NY Counties Tobacco Trust VI
	(TASC)[1]	5.000	06/01/2027	06/01/2026	A	320,877
270,000	NY Counties Tobacco Trust VI
	(TASC)[1]	5.000	06/01/2030	06/01/2026	A	303,334
250,000	NY Counties Tobacco Trust VI
	(TASC)[1]	5.000	06/01/2031	06/01/2026	A	279,113
1,875,000	NY MTA, Series C-1[1]	5.000	11/15/2031	11/15/2025	A	2,215,406
2,500,000	NY MTA, Series C-1[1]	5.250	11/15/2031	11/15/2025	A	2,999,425
1,000,000	NYC GO1	5.000	08/01/2029	02/01/2025	A	1,179,000
2,250,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	07/28/2019	A	2,261,003
300,000	NYS DA (Orange Regional Medical
	Center)[1]	5.000	12/01/2024	12/01/2024		344,874
35,000	NYS DA (Ozanam Hall of Queens
	Nursing Home)[1]	5.000	11/01/2026	07/28/2019	A	35,097
2,055,000	NYS DA (State Personal Income
	Tax Authority)[1]	5.000	02/15/2032	02/15/2025	A	2,402,973
500,000	Otsego County, NY Capital
	Resource Corp. (Hartwick
	College)[1]	5.000	10/01/2030	10/01/2025	A	533,060
1,230,000	Port Authority NY/NJ (JFK
	International Air Terminal)[1]	6.500	12/01/2028	07/28/2019	A	1,283,985
						16,859,170

Ohio —1.9%
3,330,000	Buckeye, OH Tobacco Settlement
	Financing Authority (TASC)[1]	5.875	06/01/2030	06/01/2030		3,271,225
380,000	OH Higher Educational Facility
	Commission (Hiram College)[1]	6.000	10/01/2021	07/28/2019	A	380,597

9 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Ohio (Continued)
$350,000	Southeastern OH Port Authority
	Hospital Facility (Memorial Health
	System)[1]	5.500% 12/01/2029		12/01/2024	A	$396,389
						4,048,211

Oklahoma—0.6%
1,000,000	OK Devel. Finance Authority (OU
	Medicine)[1]	5.000	08/15/2033	08/15/2028	A	1,186,440

Oregon—0.4%
250,000	Forest Grove, OR Revenue (Pacific
	University)[1]	5.000	05/01/2036	05/01/2025	A	276,402
295,000	Multnomah County, OR Hospital
	Facilities Authority (Terwilliger
	Plaza)[1]	5.000	12/01/2025	12/01/2025		342,409
250,000	Multnomah County, OR Hospital
	Facilities Authority (Terwilliger
	Plaza)[1]	5.000	12/01/2030	12/01/2026	A	288,068
						906,879

Pennsylvania—13.4%
1,000,000	Chester County, PA H&EFA (SSS
	/ SRC / SMSvcs / TCS / JP / SM /
	SHouse Obligated Group)	5.000	12/01/2030	12/01/2025	A	1,049,700
385,000	Coatesville, PA Area School
	District[1]	5.000	12/01/2025	06/01/2023	A	429,021
335,000	Coatesville, PA Area School
	District[1]	5.000	12/01/2026	06/01/2023	A	372,661
360,000	Coatesville, PA Area School
	District[1]	5.000	12/01/2027	06/01/2023	A	399,679
460,000	East Hempfield Township, PA IDA
	(Millersville University Student
	Services)[1,2]	5.000	07/01/2025	01/12/2023	B	492,085
845,000	Erie County, PA Hospital Authority
	(St. Vincent's Health)	7.000	07/01/2027	07/01/2020	A	891,788
1,500,000	Lancaster County, PA Hospital
	Authority (Masonic Villages of
	Grand Lodge of Pennyslvania)[1]	5.000	11/01/2029	05/01/2025	A	1,709,790
500,000	Luzerne County, PA GO1	5.000	11/15/2029	11/15/2025	A	585,130
190,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	193,161
1,190,000	Luzerne County, PA GO1	7.000	11/01/2026	11/01/2019	A	1,210,813
2,000,000	PA Commonwealth Financing
	Authority[1]	5.000	06/01/2033	06/01/2028	A	2,404,100
1,500,000	PA GO1	5.000	03/15/2031	03/15/2025	A	1,743,795
3,000,000	PA State Public School Building
	Authority (Philadelphia School
	District)[1]	5.000	06/01/2030	12/01/2026	A	3,572,580
1,055,000	PA Turnpike Commission[1]	5.000	12/01/2028	06/01/2025	A	1,242,484
3,000,000	PA Turnpike Commission[1]	5.000	12/01/2034	12/01/2027	A	3,556,410

10 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Pennsylvania (Continued)
$1,000,000	PA Turnpike Commission[1]	5.000% 12/01/2041		12/01/2025	A	$1,132,800
250,000	PA Turnpike Commission[1]	5.250	12/01/2034	12/01/2025	A	292,152
1,000,000	Philadelphia, PA Authority for
	Industrial Devel. (City Service
	Agreement)[1]	5.000	12/01/2035	06/01/2027	A	1,179,820
1,310,000	Philadelphia, PA Authority for
	Industrial Devel. (City Service
	Agreement)[1]	5.000	12/01/2037	06/01/2027	A	1,536,460
1,000,000	Philadelphia, PA Authority
	for Industrial Devel. (La Salle
	University)[1]	5.000	05/01/2034	11/01/2027	A	1,130,730
40,000	Philadelphia, PA Hsg. Authority[1]	5.500	12/01/2019	07/28/2019	A	40,134
745,000	Philadelphia, PA School District[1]	5.000	09/01/2025	09/01/2025		881,514
510,000	Philadelphia, PA School District[1]	5.000	09/01/2032	09/01/2028	A	614,708
30,000	Reading, PA School District[1]	5.000	03/01/2035	03/01/2027	A	35,316
25,000	Reading, PA School District[1]	5.000	03/01/2036	03/01/2027	A	29,346
110,000	Scranton, PA School District[1]	5.000	12/01/2032	12/01/2027	A	131,289
90,000	Scranton, PA School District[1]	5.000	12/01/2033	12/01/2027	A	107,299
225,000	Washington County, PA Redevel.
	Authority[1]	5.000	07/01/2028	02/22/2026	A	237,717
500,000	West Shore, PA Area Authority
	(ML/MFS/MLCSS/Mhome/CAHA
	Obligated Group)[1]	5.000	07/01/2030	07/01/2025	A	542,510
500,000	Wilkes-Barre, PA Area School
	District[1]	5.000	08/01/2028	02/01/2027	A	601,890
						28,346,882

Rhode Island—0.3%
500,000	Providence, RI Public Building
	Authority, Series A1	5.875	06/15/2026	06/15/2021	A	538,195
35,000	RI Clean Water Protection Finance
	Agency[1]	5.125	10/01/2019	07/28/2019	A	35,101
						573,296

South Carolina—1.3%
500,000	Greenville, SC Hospital System[1]	5.000	05/01/2024	05/01/2022	A	547,940
2,000,000	Piedmont, SC Municipal Power
	Agency[1]	5.000	01/01/2030	01/01/2025	A	2,295,340
						2,843,280

South Dakota—0.3%
550,000	SD Educational Enhancement
	Funding Corp. Tobacco
	Settlement[1]	5.000	06/01/2026	06/01/2023	A	608,949

Tennessee—1.5%
1,305,000	Chattanooga-Hamilton County, TN
	Hospital Authority[1]	5.000	10/01/2039	10/01/2024	A	1,438,475

11 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal				Effective
	Amount		Coupon	Maturity	Maturity*		Value
	Tennessee (Continued)
	$500,000	Knox County, TN HE&HFB
		(Covenant Health)[1]	5.000% 01/01/2025		01/01/2023	A	$556,830
	815,000	Nashville, TN Metropolitan
		Development & Hsg. Agency (Fifth
		& Broadway Devel. District)	4.500	06/01/2028	12/12/2025	B	876,272
	300,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2020	09/01/2020		311,469
							3,183,046

Texas	—9.7%
	1,500,000	Arlington, TX Higher Education
		Finance Corp. (Harmony Public
		Schools)[1]	5.000	02/15/2032	02/15/2025	A	1,732,305
	125,000	Arlington, TX Higher Education
		Finance Corp. (UMEP)	4.550	08/15/2028	12/08/2025	A	128,065
	115,000	Arlington, TX Higher Education
		Finance Corp. (UMEP)	5.000	08/15/2038	08/15/2027	A	117,924
	1,000,000	Dallas County, TX Flood Control
		District	5.000	04/01/2028	04/01/2023	A	1,069,580
	125,000	Dallas-Fort Worth, TX International
		Airport[1]	5.000	11/01/2025	11/01/2020	A	130,940
	125,000	Dallas-Fort Worth, TX International
		Airport[1]	5.000	11/01/2026	11/01/2020	A	130,889
	2,000,000	Grand Parkway, TX Transportation
		Corp.[1]	5.000	10/01/2038	04/01/2028	A	2,409,580
	1,000,000	Harris County-Houston, TX Sports
		Authority[1]	5.000	11/15/2030	11/15/2024	A	1,146,800
	250,000	Houston, TX Higher Education
		Finance Corp. (Kipp)[1]	5.000	08/15/2029	08/15/2025	A	294,180
	20,000	Huntsville, TX GO COP[1]	5.000	08/15/2023	07/28/2019	A	20,058
	350,000	New Hope, TX Cultural
		Educational Facilities Finance
		Corp. Senior Living (MRC Senior
		Living-Langford Project)	5.000	11/15/2026	03/20/2025	B	370,265
	670,000	New Hope, TX Cultural
		Educational Facilities Finance
		Corp. Student Hsg. (A&M
		University - Collegiate Hsg.
		Corpus Christi II)[1]	5.000	04/01/2031	04/01/2026	A	692,807
	225,000	Tarrant County, TX Cultural
		Education Facilities Finance Corp.
		(Buckner Senior Living Ventana)	3.875	11/15/2022	07/28/2019	A	225,099
	1,000,000	Temple, TX Tax Increment[1]	5.000	08/01/2038	08/01/2025	A	1,084,030
	500,000	TX Municipal Gas Acquisition &
		Supply Corp.[1]	5.000	12/15/2026	12/15/2022	A	550,655
	3,650,000	TX Municipal Gas Acquisition &
		Supply Corp.[1]	6.250	12/15/2026	12/10/2023	B	4,266,558
	2,000,000	TX SA Energy Acquisition Public
		Facility Corp. (Gas Supply)[1]	5.500	08/01/2025	08/01/2025		2,373,940

12 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

	Principal				Effective
	Amount		Coupon	Maturity	Maturity*		Value
	Texas (Continued)
	$1,005,000	Viridian, TX Municipal
		Management District[1]	6.000% 12/01/2029		12/01/2024	A	$1,226,130
	665,000	Viridian, TX Municipal
		Management District[1]	6.000	12/01/2029	12/01/2024	A	811,320
	500,000	Viridian, TX Municipal
		Management District[1]	6.000	12/01/2030	12/01/2024	A	610,590
	920,000	Viridian, TX Municipal
		Management District[1]	6.000	12/01/2030	12/01/2024	A	1,123,486
							20,515,201

Utah	—0.6%
	1,000,000	Salt Lake City, UT Airport[1]	5.000	07/01/2038	07/01/2028	A	1,212,650

	Vermont—1.1%
	1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2030	07/01/2024	A	1,132,620
	250,000	Burlington, VT GO1	5.000	11/01/2021	11/01/2021		269,187
	250,000	Burlington, VT GO1	5.000	11/01/2027	11/01/2022	A	275,998
	500,000	VT Educational & Health Buildings
		Financing Agency (Middlebury
		College)[1]	5.000	11/01/2028	11/01/2022	A	556,335
							2,234,140

	Virginia—0.5%
	1,000,000	Farmville, VA IDA (Longwood Hsg.
		Foundation)[1]	5.000	01/01/2038	01/01/2029	A	1,142,020

	Washington—1.1%
	20,000	Kelso County, WA Hsg. Authority
		(Chinook & Columbia Apartments)	5.600	03/01/2028	07/28/2019	A	20,007
	525,000	WA Health Care Facilities
		Authority (Catholic Health
		Initiatives)[1]	6.375	10/01/2033	07/28/2019	A	528,754
	500,000	WA Health Care Facilities
		Authority (Central Washington
		Health Services Association)[1]	5.000	07/01/2030	07/01/2025	A	572,405
	500,000	WA Hsg. Finance Commission
		(Heron's Key)	6.000	07/01/2025	08/13/2023	B	547,555
	465,000	WA Hsg. Finance Commission
		(Lutheran Retirement Home of
		Greater Seattle)	3.125	07/01/2023	07/28/2019	A	465,116
	100,000	WA Kalispel Tribe Indians Priority
		District	5.000	01/01/2032	09/09/2027	A	111,098
	100,000	WA Kalispel Tribe Indians Priority
		District	5.000	01/01/2032	09/16/2027	A	111,098
							2,356,033

	Wisconsin—3.6%
	2,000,000	WI H&EFA (Ascension Health
		Credit Group)[1]	4.000	11/15/2036	05/15/2026	A	2,169,020

13 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Wisconsin (Continued)
$500,000	WI H&EFA (Marshfield Clinic)1	5.000% 02/15/2028		02/15/2022	A	$536,985
2,000,000	WI Public Finance Authority (City
	of Boynton Beach Florida)[1]	5.000	07/01/2035	07/01/2028	A	2,406,840
390,000	WI Public Finance Authority
	(Community School of Davidson)	5.000	10/01/2033	12/02/2027	A	418,938
1,000,000	WI Public Finance Authority
	Educational Facility (Wingate
	University)[1]	5.250	10/01/2038	10/01/2028	A	1,151,590
800,000	WI Public Finance Authority
	Student Hsg. (Appalachian State
	University)[1]	5.000	07/01/2034	07/01/2028	A	948,344
						7,631,717

Total Investments, at Value (Cost $201,777,163)—100.0%						212,138,984
Net Other Assets (Liabilities)—0.0						95,729
Net Assets—100.0%						$212,234,713

Footnotes to Statement of Investments
*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A. Optional call date; corresponds to the most conservative yield calculation.
B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.
2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

To simplify the listings of securities, abbreviations are used per the table below:
AMS	ACTS Management Services, Inc.
ARLC	ACTS Retirement-Life Communities, Inc.
ASCS	ACTS Signature Community Services, Inc.
ASU	Arizona State University
AT	Azalea Trace, Inc.
CAHA	Capital Area Health Associates
CASvcs	Children's Anesthesia Services
CDA	Communities Devel. Authority
CHA	Children's Healthcare of Atlanta
CHAF	Children's Healthcare of Atlanta Foundation
CHF	City Hospital Foundation
COP	Certificates of Participation

14 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

CSS	Children's Sedation Services
DA	Dormitory Authority
DHR	Department of Human Resources
EAS	Egleston Affiliated Services
ECHEU	Egleston Children's Hospital at Emory University
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
EPG	Egleston Pediatric Group
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy
JP	Jenner's Pond
L.I.	Long Island
LVE	Lanier Village Estates, Inc.
MFS	Messiah Family Services
Mhome	Messiah Home
ML	Messiah Lifeways
MLCSS	Messiah Lifeways Community Support Services
MRC	Methodist Retirement Communities
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OU	Oklahoma University
PHS	Pinnacle Health System
SHouse	Simpson House
SM	Simpson Meadows
SMSvcs	Simpson Management Services
SRC	Simpson Retirement Communities
SRCMC	Scottish Rite Children's Medical Center
SSS	Simpson Senior Services
TASC	Tobacco Settlement Asset-Backed Bonds
TCS	Third Century Services
UMEP	UME Preparatory Academy
VOA	Volunteers of America

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

15 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

1. Securities Valuation
As of June 30, 2019, all of the securities in this Fund were valued based on Level 2 inputs
(see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

16 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND